Capital structure and financing - C.3. Debt and financing (Details) $ in Millions, $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Jul. 31, 2018 USD ($)	Jul. 31, 2018 COP ($)
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 6,686	$ 5,916
Less: portion payable within one year	(61)	(12)
Debt and financing – non-current	6,624	5,904	[1]
Total non-current financing due after more than one year	119	1,828
Debt and financing – current	180	1,840	[1]
Borrowings	6,804	7,744
Millicom International Cellular S.A. (Luxembourg)
Disclosure of detailed information about borrowings [line items]
Borrowings	2,573	4,020
Guatemala
Disclosure of detailed information about borrowings [line items]
Borrowings	1,465	605
Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings	605	802
Paraguay
Disclosure of detailed information about borrowings [line items]
Borrowings	678	751
Bolivia
Disclosure of detailed information about borrowings [line items]
Borrowings	260	310
Panama
Disclosure of detailed information about borrowings [line items]
Borrowings	773	846
Tanzania
Disclosure of detailed information about borrowings [line items]
Borrowings	0	188
Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings	128	121
El Salvador
Disclosure of detailed information about borrowings [line items]
Borrowings	173	100
Nicaragua
Disclosure of detailed information about borrowings [line items]
Borrowings	147	0
Bonds
Disclosure of detailed information about borrowings [line items]
Total non-current financing	4,879	4,030
Total non-current financing due after more than one year	101	61
Banks
Disclosure of detailed information about borrowings [line items]
Total non-current financing	1,776	1,851
Total non-current financing due after more than one year	18	1,768
Other financing
Disclosure of detailed information about borrowings [line items]
Total non-current financing	$ 30	$ 36
Bilateral Facility With IIC
Disclosure of detailed information about borrowings [line items]
Borrowings face amount				$ 50	$ 144,054.5
Borrowings, interest rate				9.45%	9.45%

[1]	Restated after the finalization of the Guatemala purchase accounting. See note A.1.2. for further details.